UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2015

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.1%
Delphi Automotive PLC	41,300	$3,256,092
Gentex Corp.	193,400	3,407,708
Johnson Controls Inc.	30,000	1,524,300

Total Auto Components		8,188,100

Diversified Consumer Services - 0.2%
Service Corporation International	63,121	1,568,557

Household Durables - 0.9%
Lennar Corp., Class A Shares	61,317	3,078,727
PulteGroup Inc.	163,600	3,690,816

Total Household Durables		6,769,543

Media - 6.3%
CBS Corp., Class B Shares	115,600	6,831,960
Comcast Corp., Class A Shares	153,490	9,114,236
DIRECTV	59,700	5,289,420	*
DISH Network Corp., Class A Shares	21,366	1,603,304	*
Time Warner Cable Inc.	35,416	5,455,835
Time Warner Inc.	74,000	6,057,640
Viacom Inc., Class B Shares	48,600	3,399,084
Walt Disney Co.	103,060	10,726,485

Total Media		48,477,964

Multiline Retail - 1.4%
Dillard’s Inc., Class A Shares	26,500	3,449,240
Kohl’s Corp.	39,806	2,937,683
Macy’s Inc.	67,828	4,322,000

Total Multiline Retail		10,708,923

Specialty Retail - 4.2%
AutoZone Inc.	3,700	2,377,916	*
Gap Inc.	129,200	5,374,720
Home Depot Inc.	101,200	11,612,700
Lowe’s Cos. Inc.	82,800	6,134,652
O’Reilly Automotive Inc.	17,551	3,652,889	*
Williams-Sonoma Inc.	39,577	3,183,970

Total Specialty Retail		32,336,847

Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands Inc.	53,912	6,875,936
NIKE Inc., Class B Shares	78,021	7,577,400
PVH Corp.	28,219	3,006,170
V.F. Corp.	36,400	2,790,424

Total Textiles, Apparel & Luxury Goods		20,249,930

TOTAL CONSUMER DISCRETIONARY		128,299,864

CONSUMER STAPLES - 8.1%
Beverages - 1.5%
Coca-Cola Co.	140,800	6,096,640
PepsiCo Inc.	56,700	5,612,166

Total Beverages		11,708,806

Food & Staples Retailing - 2.3%
CVS Health Corp.	95,200	9,888,424
Wal-Mart Stores Inc.	32,790	2,752,065
Walgreens Boots Alliance Inc.	59,849	4,972,255

Total Food & Staples Retailing		17,612,744

Food Products - 1.5%
Archer-Daniels-Midland Co.	99,600	4,768,848
Keurig Green Mountain Inc.	19,500	2,487,810
Tyson Foods Inc., Class A Shares	96,894	4,002,691

Total Food Products		11,259,349

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	SHARES	VALUE
Household Products - 2.1%
Church & Dwight Co. Inc.	19,100	$1,626,174
Energizer Holdings Inc.	23,533	3,149,421
Kimberly-Clark Corp.	48,800	5,351,408
Procter & Gamble Co.	69,596	5,924,708

Total Household Products		16,051,711

Tobacco - 0.7%
Altria Group Inc.	69,500	3,912,155
Philip Morris International Inc.	18,274	1,516,011

Total Tobacco		5,428,166

TOTAL CONSUMER STAPLES		62,060,776

ENERGY - 7.4%
Energy Equipment & Services - 1.5%
Baker Hughes Inc.	33,352	2,084,833
Ensco PLC, Class A Shares	28,600	699,842
FMC Technologies Inc.	47,358	1,891,005	*
Halliburton Co.	79,100	3,396,554
Noble Corp. PLC	87,800	1,460,992
Schlumberger Ltd.	22,000	1,851,520

Total Energy Equipment & Services		11,384,746

Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	112,100	3,250,900
Chevron Corp.	44,940	4,794,199
ConocoPhillips	43,400	2,829,680
Energen Corp.	46,359	2,996,646
EOG Resources Inc.	58,000	5,203,760
EQT Corp.	21,000	1,676,010
Exxon Mobil Corp.	104,285	9,233,394
Marathon Petroleum Corp.	50,200	5,271,000
Phillips 66	20,216	1,586,147
Valero Energy Corp.	93,500	5,768,015
Whiting Petroleum Corp.	87,484	2,959,584	*

Total Oil, Gas & Consumable Fuels		45,569,335

TOTAL ENERGY		56,954,081

FINANCIALS - 13.5%
Banks - 5.2%
Bank of America Corp.	233,523	3,691,999
Citigroup Inc.	129,430	6,784,721
Fifth Third Bancorp	85,600	1,657,216
JPMorgan Chase & Co.	159,555	9,777,530
Regions Financial Corp.	354,700	3,408,667
SunTrust Banks Inc.	96,396	3,952,236
U.S. Bancorp	62,600	2,792,586
Wells Fargo & Co.	140,837	7,716,459

Total Banks		39,781,414

Capital Markets - 1.3%
Ameriprise Financial Inc.	40,100	5,358,563
BlackRock Inc.	4,300	1,597,106
Goldman Sachs Group Inc.	15,902	3,018,041

Total Capital Markets		9,973,710

Consumer Finance - 1.5%
American Express Co.	49,664	4,052,086
Discover Financial Services	121,400	7,402,972

Total Consumer Finance		11,455,058

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.7%
Berkshire Hathaway Inc., Class B Shares	14,500	$2,137,445	*
Principal Financial Group Inc.	59,650	3,052,290

Total Diversified Financial Services		5,189,735

Insurance - 3.2%
Allstate Corp.	73,100	5,160,860
American International Group Inc.	98,021	5,423,502
Assured Guaranty Ltd.	101,700	2,697,084
FNF Group	74,700	2,742,984
PartnerRe Ltd.	26,500	3,034,250
Travelers Cos. Inc.	49,600	5,329,024

Total Insurance		24,387,704

Real Estate Investment Trusts (REITs) - 1.1%
Camden Property Trust	25,700	1,870,703
HCP Inc.	44,000	1,863,840
Ventas Inc.	63,200	4,706,504

Total Real Estate Investment Trusts (REITs)		8,441,047

Real Estate Management & Development - 0.5%
CBRE Group Inc., Class A Shares	76,200	2,610,612	*
Realogy Holdings Corp.	35,300	1,623,800	*

Total Real Estate Management & Development		4,234,412

TOTAL FINANCIALS		103,463,080

HEALTH CARE - 14.7%
Biotechnology - 5.2%
Alexion Pharmaceuticals Inc.	38,000	6,854,060	*
Amgen Inc.	34,230	5,398,756
Biogen Inc.	15,100	6,184,809	*
Celgene Corp.	51,200	6,222,336	*
Gilead Sciences Inc.	80,000	8,282,400	*
Medivation Inc.	32,700	3,843,231	*
Regeneron Pharmaceuticals Inc.	8,686	3,594,614	*

Total Biotechnology		40,380,206

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	36,600	1,733,742
Edwards Lifesciences Corp.	22,795	3,032,191	*
Medtronic PLC	35,400	2,746,686

Total Health Care Equipment & Supplies		7,512,619

Health Care Providers & Services - 3.8%
Aetna Inc.	44,648	4,444,708
Cardinal Health Inc.	70,780	6,227,932
CIGNA Corp.	46,500	5,655,795
Express Scripts Holding Co.	27,382	2,321,720	*
McKesson Corp.	20,600	4,711,220
UnitedHealth Group Inc.	52,740	5,992,846

Total Health Care Providers & Services		29,354,221

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International Inc.	48,800	3,741,496	*

Pharmaceuticals - 4.2%
AbbVie Inc.	136,849	8,279,364
Allergan Inc.	10,300	2,397,222
Eli Lilly & Co.	29,680	2,082,646
Johnson & Johnson	75,775	7,767,695
Merck & Co. Inc.	42,994	2,516,869
Mylan Inc.	19,100	1,094,908	*
Pfizer Inc.	228,941	7,857,255

Total Pharmaceuticals		31,995,959

TOTAL HEALTH CARE		112,984,501

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.4%
Boeing Co.	57,400	$8,658,790
General Dynamics Corp.	16,215	2,250,318
Honeywell International Inc.	59,230	6,087,659
L-3 Communications Holdings Inc.	30,300	3,921,729
Northrop Grumman Corp.	30,533	5,059,624

Total Aerospace & Defense		25,978,120

Airlines - 1.9%
Copa Holdings SA, Class A Shares	14,800	1,685,424
Delta Air Lines Inc.	139,221	6,198,119
Southwest Airlines Co.	147,700	6,386,548

Total Airlines		14,270,091

Commercial Services & Supplies - 0.5%
Tyco International PLC	91,999	3,884,198

Industrial Conglomerates - 1.9%
General Electric Co.	306,720	7,971,653
United Technologies Corp.	52,998	6,460,986

Total Industrial Conglomerates		14,432,639

Machinery - 2.7%
Dover Corp.	62,700	4,517,535
Illinois Tool Works Inc.	52,000	5,140,720
Ingersoll-Rand PLC	49,154	3,302,657
Oshkosh Corp.	32,141	1,568,159
Parker Hannifin Corp.	30,113	3,694,564
Trinity Industries Inc.	85,506	2,874,712

Total Machinery		21,098,347

Road & Rail - 1.3%
Union Pacific Corp.	81,800	9,837,268

Trading Companies & Distributors - 0.2%
Air Lease Corp.	40,900	1,564,016

TOTAL INDUSTRIALS		91,064,679

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.5%
Brocade Communications Systems Inc.	321,500	3,983,385
Cisco Systems Inc.	370,120	10,922,241
QUALCOMM Inc.	60,626	4,395,991

Total Communications Equipment		19,301,617

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics Inc.	39,100	2,422,636	*
Avnet Inc.	73,700	3,376,197
Corning Inc.	252,300	6,156,120

Total Electronic Equipment, Instruments & Components		11,954,953

Internet Software & Services - 2.1%
eBay Inc.	39,900	2,310,609	*
Facebook Inc., Class A Shares	96,339	7,607,891	*
Google Inc., Class A Shares	5,200	2,925,676	*
Google Inc., Class C Shares	5,200	2,903,680	*

Total Internet Software & Services		15,747,856

IT Services - 2.2%
MasterCard Inc., Class A Shares	80,000	7,210,400
Visa Inc., Class A Shares	24,550	6,660,661
Xerox Corp.	237,600	3,243,240

Total IT Services		17,114,301

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials Inc.	137,700	$3,449,385
First Solar Inc.	37,700	2,252,386	*
Intel Corp.	44,600	1,482,950
Marvell Technology Group Ltd.	234,000	3,772,080
Micron Technology Inc.	172,700	5,296,709	*
Skyworks Solutions Inc.	44,124	3,871,881
Texas Instruments Inc.	93,800	5,515,440

Total Semiconductors & Semiconductor Equipment		25,640,831

Software - 1.9%
Microsoft Corp.	211,350	9,267,698
Oracle Corp.	72,045	3,157,012
Red Hat Inc.	25,520	1,763,942	*

Total Software		14,188,652

Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc.	246,540	31,670,529
International Business Machines Corp.	11,731	1,899,718
Western Digital Corp.	46,500	4,974,570

Total Technology Hardware, Storage & Peripherals		38,544,817

TOTAL INFORMATION TECHNOLOGY		142,493,027

MATERIALS - 4.4%
Chemicals - 1.4%
Huntsman Corp.	136,600	3,068,036
PPG Industries Inc.	30,600	7,202,628

Total Chemicals		10,270,664

Containers & Packaging - 1.2%
Avery Dennison Corp.	62,500	3,346,875
Packaging Corp. of America	26,700	2,212,362
Rock-Tenn Co., Class A Shares	56,600	3,885,024

Total Containers & Packaging		9,444,261

Metals & Mining - 1.1%
Alcoa Inc.	264,431	3,910,935
Steel Dynamics Inc.	85,100	1,550,522
United States Steel Corp.	124,999	2,993,726

Total Metals & Mining		8,455,183

Paper & Forest Products - 0.7%
International Paper Co.	98,500	5,556,385

TOTAL MATERIALS		33,726,493

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	63,756	2,203,407
Verizon Communications Inc.	93,567	4,626,888

TOTAL TELECOMMUNICATION SERVICES		6,830,295

UTILITIES - 2.0%
Electric Utilities - 0.7%
Edison International	57,100	3,668,675
NextEra Energy Inc.	20,768	2,148,657

Total Electric Utilities		5,817,332

Multi-Utilities - 0.9%
CMS Energy Corp.	99,000	3,477,870
Wisconsin Energy Corp.	63,300	3,227,034

Total Multi-Utilities		6,704,904

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY		SHARES	VALUE
Water Utilities - 0.4%
Aqua America Inc.		116,200	$3,072,328

TOTAL UTILITIES			15,594,564

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $497,915,899)			753,471,360

	RATE
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $13,122,404)	0.079%	13,122,404	13,122,404

TOTAL INVESTMENTS - 99.9% (Cost - $511,038,303#)			766,593,764
Other Assets in Excess of Liabilities - 0.1%			842,051

TOTAL NET ASSETS - 100.0%			$767,435,815

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$753,471,360	—	—	$753,471,360

Short-term investments†	13,122,404	—	—	13,122,404

Total investments	$766,593,764	—	—	$766,593,764

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$265,387,323
Gross unrealized depreciation	(9,831,862)

Net unrealized appreciation	$255,555,461

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: April 15, 2015